CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General and administrative expenses	$ 135,688	$ 151,251	$ 125,405
Accumulated other comprehensive income reclassifications for unrealized gain on available-for-sale security	2,736	10,583
Related Party [Member]
General and administrative expenses	$ 501	$ 897	$ 776